Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 48,395,000	$ 34,640,000
Amount of Additional Borrowing Capacity	$ 198,700,000	$ 240,200,000